Summary of Significant Accounting Policies - Schedule of Disaggregated Revenue (Details) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Revenues to third parties:
Total revenue	$ 142,773,458	$ 51,544,511
Third Parties [Member]
Revenues to third parties:
Total revenue	106,815,744	41,023,361
Third Parties [Member] | Sales of solar cells [Member]
Revenues to third parties:
Total revenue	92,924,036	41,023,361
Third Parties [Member] | Sales of solar modules [Member]
Revenues to third parties:
Total revenue	1,693,364
Third Parties [Member] | Provision of OEM services [Member]
Revenues to third parties:
Total revenue	12,198,344
Related Party [Member]
Revenues to third parties:
Total revenue	35,957,714	10,521,150
Related Party [Member] | Sales of solar cells [Member]
Revenues to third parties:
Total revenue	21,689,880	9,263,896
Related Party [Member] | Sales of solar modules [Member]
Revenues to third parties:
Total revenue	14,267,834
Related Party [Member] | Provision of facilitation services [Member]
Revenues to third parties:
Total revenue		$ 1,257,254